Leases - Summary of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 953,325	$ 149,597	¥ 475,064	¥ 165,733
Short-term lease cost	12,227	1,919	7,391	1,859
Variable Lease, Cost	8,247	1,294	0	0
Total	973,799	152,810	482,455	167,592
Cash paid for operating leases	1,002,511	157,316	500,458	168,787
Right-of-use assets obtained in exchange for operating lease liabilities.	¥ 1,671,666	$ 262,321	¥ 1,489,367	¥ 499,615